UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Equity Premium Opportunity Fund (Unaudited)
Portfolio of Investments (JSN)
March 31, 2008

Shares	Description (1)				Value

	Common Stocks – 95.8%

	Aerospace & Defense – 2.6%

79,265	Boeing Company				$5,894,938
132,561	Honeywell International Inc.				7,479,092
26,000	Lockheed Martin Corporation				2,581,800
41,700	Northrop Grumman Corporation				3,244,677
46,000	Raytheon Company				2,972,060
107,414	United Technologies Corporation				7,392,231

	Total Aerospace & Defense				29,564,798

	Air Freight & Logistics – 0.6%

97,172	United Parcel Service, Inc., Class B				7,095,499

	Airlines – 0.1%

92,897	AMR Corporation-DEL, (2)				837,931

	Automobiles – 0.2%

55,039	General Motors Corporation				1,048,493
35,100	Harley-Davidson, Inc.				1,316,250

	Total Automobiles				2,364,743

	Beverages – 1.5%

176,250	Coca-Cola Company				10,728,338
89,622	PepsiCo, Inc.				6,470,708

	Total Beverages				17,199,046

	Biotechnology – 2.8%

132,433	Amgen Inc., (2)				5,533,051
85,733	Biogen Idec Inc., (2)				5,288,869
111,945	Celgene Corporation, (2)				6,861,109
44,500	Genentech, Inc., (2)				3,612,510
202,859	Gilead Sciences, Inc., (2)				10,453,324

	Total Biotechnology				31,748,863

	Capital Markets – 2.8%

156,296	Charles Schwab Corporation				2,943,054
27,556	Goldman Sachs Group, Inc.				4,557,487
302,086	JPMorgan Chase & Co.				12,974,594
32,585	Legg Mason, Inc.				1,824,108
132,034	Morgan Stanley				6,033,954
136,190	Waddell & Reed Financial, Inc., Class A				4,375,785

	Total Capital Markets				32,708,982

	Chemicals – 1.5%

57,426	Dow Chemical Company				2,116,148
130,232	E.I. Du Pont de Nemours and Company				6,089,648
41,441	Eastman Chemical Company				2,587,990
72,000	Lubrizol Corporation				3,996,720
152,430	RPM International, Inc.				3,191,884

	Total Chemicals				17,982,390

	Commercial Banks – 4.0%

464,273	Bank of America Corporation				17,600,589
60,822	Fifth Third Bancorp.				1,272,396
70,169	First Horizon National Corporation				983,068
10,475	HSBC Holdings PLC, Sponsored ADR				862,093
60,980	Huntington BancShares Inc.				655,535
91,102	Lloyds TSB Group PLC, Sponsored ADR				3,270,562
120,149	National City Corporation				1,195,483
46,962	Toronto-Dominion Bank				2,881,118
258,904	U.S. Bancorp				8,378,133
88,686	Wachovia Corporation				2,394,522
216,543	Wells Fargo & Company				6,301,401

	Total Commercial Banks				45,794,900

	Commercial Services & Supplies – 1.1%

28,958	Corporate Executive Board Company				1,172,220
88,440	Deluxe Corporation				1,698,932
57,150	Manpower Inc.				3,215,259
49,600	R.R. Donnelley & Sons Company				1,503,376
90,185	Resources Connection, Inc.				1,611,606
95,550	Waste Management, Inc.				3,206,658

	Total Commercial Services & Supplies				12,408,051

	Communications Equipment – 5.9%

67,497	ADTRAN, Inc.				1,248,695
891,539	Cisco Systems, Inc., (2)				21,477,175
182,856	Corning Incorporated				4,395,858
55,800	Harris Corporation				2,707,974
234,109	Motorola, Inc.				2,177,214
548,206	QUALCOMM Inc.				22,476,446
121,135	Research In Motion Limited, (2)				13,594,981

	Total Communications Equipment				68,078,343

	Computers & Peripherals – 6.7%

305,919	Apple, Inc., (2)				43,899,377
191,797	Dell Inc., (2)				3,820,596
222,900	EMC Corporation, (2)				3,196,386
316,255	Hewlett-Packard Company				14,440,203
78,297	International Business Machines Corporation (IBM)				9,015,117
57,156	McAfee Inc., (2)				1,891,292
52,309	Network Appliance Inc., (2)				1,048,795

	Total Computers & Peripherals				77,311,766

	Consumer Finance – 0.2%

33,000	American Express Company				1,442,760
59,442	Discover Financial Services				973,066

	Total Consumer Finance				2,415,826

	Containers & Packaging – 0.7%

206,025	Packaging Corp. of America				4,600,538
126,709	Sonoco Products Company				3,627,679

	Total Containers & Packaging				8,228,217

	Diversified Consumer Services – 0.1%

35,700	Hillenbrand Inc.				1,706,460

	Diversified Financial Services – 1.4%

261,874	Citigroup Inc.				5,609,341
11,000	CME Group, Inc.				5,160,100
33,900	Eaton Vance Corporation				1,034,289
126,150	ING Group N.V.				4,714,226

	Total Diversified Financial Services				16,517,956

	Diversified Telecommunication Services – 3.1%

711,379	AT&T Inc.				27,245,816
161,956	Citizens Communications Company				1,698,918
190,295	Verizon Communications Inc.				6,936,253

	Total Diversified Telecommunication Services				35,880,987

	Electric Utilities – 1.1%

38,205	Ameren Corporation				1,682,548
92,139	Companhia Energetica de Minas Gerais				1,662,188
112,715	Great Plains Energy Incorporated				2,778,425
92,500	OGE Energy Corp.				2,883,225
118,050	Pepco Holdings, Inc.				2,918,196
23,422	Pinnacle West Capital Corporation				821,644

	Total Electric Utilities				12,746,226

	Electrical Equipment – 1.3%

52,646	Cooper Industries, Ltd., Class A				2,113,737
161,417	Emerson Electric Co.				8,306,519
46,143	Hubbell Incorporated, Class B				2,015,988
38,848	Rockwell Automation, Inc.				2,230,652

	Total Electrical Equipment				14,666,896

	Electronic Equipment & Instruments – 0.4%

122,860	Gentex Corporation				2,107,049
51,200	Roper Industries Inc.				3,043,328

	Total Electronic Equipment & Instruments				5,150,377

	Energy Equipment & Services – 2.4%

45,800	Diamond Offshore Drilling, Inc.				5,331,120
35,700	ENSCO International Incorporated				2,235,534
193,449	Halliburton Company				7,608,349
57,190	Patterson-UTI Energy, Inc.				1,497,234
75,157	Schlumberger Limited				6,538,659
77,472	Tidewater Inc.				4,269,482

	Total Energy Equipment & Services				27,480,378

	Food & Staples Retailing – 1.1%

92,506	CVS Caremark Corporation				3,747,418
69,900	Kroger Co.				1,775,460
33,114	SUPERVALU INC.				992,758
21,174	Walgreen Co.				806,518
97,327	Wal-Mart Stores, Inc.				5,127,186

	Total Food & Staples Retailing				12,449,340

	Food Products – 1.1%

153,214	Kraft Foods Inc.				4,751,166
60,792	Monsanto Company				6,778,308
90,000	Sara Lee Corporation				1,258,200

	Total Food Products				12,787,674

	Gas Utilities – 0.8%

24,226	AGL Resources Inc.				831,436
148,952	Atmos Energy Corporation				3,798,276
121,607	Nicor Inc.				4,075,051

	Total Gas Utilities				8,704,763

	Health Care Equipment & Supplies – 0.6%

83,900	Baxter International Inc.				4,851,098
32,202	Medtronic, Inc.				1,557,611

	Total Health Care Equipment & Supplies				6,408,709

	Health Care Providers & Services – 0.9%

49,762	Aetna Inc.				2,094,483
97,936	Brookdale Senior Living Inc.				2,340,670
39,826	Coventry Health Care, Inc., (2)				1,606,979
43,000	Mentor Corporation				1,105,960
71,200	UnitedHealth Group Incorporated				2,446,432
26,122	Wellpoint Inc., (2)				1,152,764

	Total Health Care Providers & Services				10,747,288

	Hotels, Restaurants & Leisure – 1.6%

68,500	International Game Technology				2,754,385
215,800	McDonald’s Corporation				12,035,166
43,125	Starwood Hotels & Resorts Worldwide, Inc.				2,231,719
15,699	Wynn Resorts Ltd.				1,579,947

	Total Hotels, Restaurants & Leisure				18,601,217

	Household Durables – 1.0%

40,106	KB Home				991,821
184,645	Newell Rubbermaid Inc.				4,222,831
44,504	Stanley Works				2,119,280
52,780	Whirlpool Corporation				4,580,248

	Total Household Durables				11,914,180

	Household Products – 1.8%

59,100	Colgate-Palmolive Company				4,604,481
229,375	Procter & Gamble Company				16,072,306

	Total Household Products				20,676,787

	Industrial Conglomerates – 3.0%

9,889	3M Co.				782,714
841,835	General Electric Company				31,156,313
57,620	Genuine Parts Company				2,317,476

	Total Industrial Conglomerates				34,256,503

	Insurance – 1.5%

43,193	Allstate Corporation				2,075,856
90,618	American International Group, Inc.				3,919,229
117,057	Arthur J. Gallagher & Co.				2,764,886
76,372	Fidelity National Title Group Inc., Class A				1,399,899
105,530	Marsh & McLennan Companies, Inc.				2,569,656
35,150	Mercury General Corporation				1,557,497
81,586	Unitrin, Inc.				2,883,249

	Total Insurance				17,170,272

	Internet & Catalog Retail – 0.5%

69,617	Amazon.com, Inc., (2)				4,963,692
50,837	IAC/InterActiveCorp., (2)				1,055,376

	Total Internet & Catalog Retail				6,019,068

	Internet Software & Services – 3.2%

3,826	Baidu.com, Inc., (2)				916,824
200,021	Earthlink, Inc., (2)				1,510,159
249,156	eBay Inc., (2)				7,434,815
44,790	Google Inc., Class A, (2)				19,728,651
202,439	United Online, Inc.				2,137,756
191,431	Yahoo! Inc., (2)				5,538,099

	Total Internet Software & Services				37,266,304

	IT Services – 0.6%

98,100	Automatic Data Processing, Inc.				4,158,459
87,200	Electronic Data Systems Corporation				1,451,880
26,178	Fidelity National Information Services				998,429

	Total IT Services				6,608,768

	Leisure Equipment & Products – 0.3%

84,813	Mattel, Inc.				1,687,779
34,258	Polaris Industries Inc.				1,404,921

	Total Leisure Equipment & Products				3,092,700

	Machinery – 2.0%

105,004	Caterpillar Inc.				8,220,763
15,776	Deere & Company				1,269,021
52,609	Graco Inc.				1,907,602
23,865	Joy Global Inc.				1,555,043
76,240	SPX Corporation				7,997,576
66,807	Timken Company				1,985,504

	Total Machinery				22,935,509

	Marine – 0.1%

31,233	Eagle Bulk Shipping Inc.				804,562

	Media – 2.6%

71,700	Clear Channel Communications, Inc.				2,095,074
316,108	Comcast Corporation, Special Class A				5,996,569
115,674	GateHouse Media, Inc.				675,536
74,830	New York Times, Class A				1,412,790
144,450	News Corporation, Class A				2,708,438
56,950	Omnicom Group Inc.				2,516,051
233,710	Regal Entertainment Group, Class A				4,508,266
308,859	Sirius Satellite Radio Inc.				883,337
46,400	Viacom Inc., Class B, (2)				1,838,368
144,300	Walt Disney Company				4,528,134
159,513	Warner Music Group Corporation				794,375
136,242	XM Satellite Radio Holdings Inc., Class A, (2)				1,583,132

	Total Media				29,540,070

	Metals & Mining – 1.6%

50,989	Alcoa Inc.				1,838,663
309,252	Companhia Siderurgica Nacional S.A., Sponsored ADR				11,129,979
55,255	Southern Copper Corporation				5,737,127

	Total Metals & Mining				18,705,769

	Multiline Retail – 0.8%

66,792	Federated Department Stores, Inc.				1,540,224
93,000	Nordstrom, Inc.				3,031,800
27,781	Sears Holding Corporation, (2)				2,836,162
46,604	Target Corporation				2,361,891

	Total Multiline Retail				9,770,077

	Multi-Utilities – 1.3%

179,621	Duke Energy Corporation				3,206,235
88,300	National Fuel Gas Company				4,168,643
95,800	ONEOK, Inc.				4,275,554
84,200	Public Service Enterprise Group Incorporated				3,383,998

	Total Multi-Utilities				15,034,430

	Oil, Gas & Consumable Fuels – 6.2%

20,529	Cheniere Energy Inc., (2)				406,474
182,768	Chevron Corporation				15,601,076
5,387	CNOOC Limited				790,758
74,886	ConocoPhillips				5,707,062
40,804	Delta Petroleum Corporation, (2)				919,722
485,656	Exxon Mobil Corporation				41,076,784
8,167	Hess Corporation				720,166
13,584	Occidental Petroleum Corporation				993,941
5,158	PetroChina Company Limited				646,349
15,562	Royal Dutch Shell PLC, Class A				1,073,467
38,764	Statoil ASA				1,157,881
38,137	XTO Energy, Inc.				2,359,155

	Total Oil, Gas & Consumable Fuels				71,452,835

	Pharmaceuticals – 5.9%

152,652	Abbott Laboratories				8,418,758
373,980	Bristol-Myers Squibb Company				7,965,774
91,471	Eli Lilly and Company				4,718,989
49,416	GlaxoSmithKline PLC, ADR				2,096,721
142,982	Johnson & Johnson				9,275,242
376,271	Merck & Co. Inc.				14,279,484
666,169	Pfizer Inc.				13,942,917
124,850	Schering-Plough Corporation				1,799,089
139,500	Wyeth				5,825,520

	Total Pharmaceuticals				68,322,494

	Real Estate Investment Trust – 1.9%

46,160	Apartment Investment & Management Company, Class A				1,652,990
70,116	Brandywine Realty Trust				1,189,167
36,744	CBL & Associates Properties Inc.				864,586
113,469	DCT Industrial Trust Inc.				1,130,151
24,534	Developers Diversified Realty Corporation				1,027,484
56,622	First Industrial Realty Trust, Inc.				1,749,054
59,500	Health Care REIT, Inc.				2,685,235
86,256	Hospitality Properties Trust				2,934,429
149,200	HRPT Properties Trust				1,004,116
88,903	Lexington Corporate Properties Trust				1,281,092
48,974	Liberty Property Trust				1,523,581
112,500	Nationwide Health Properties, Inc.				3,796,875
135,954	U-Store-It Trust				1,540,359

	Total Real Estate Investment Trust				22,379,119

	Road & Rail – 0.2%

15,700	Union Pacific Corporation				1,968,466

	Semiconductors & Equipment – 3.9%

71,729	Altera Corporation				1,321,965
105,640	Analog Devices, Inc.				3,118,493
253,204	Applied Materials, Inc.				4,940,010
133,184	Broadcom Corporation, Class A, (2)				2,566,456
896,841	Intel Corporation				18,995,092
25,920	Intersil Holding Corporation, Class A				665,366
54,886	Linear Technology Corporation				1,684,451
87,167	Marvell Technology Group Ltd., (2)				948,377
121,745	National Semiconductor Corporation				2,230,368
206,961	Texas Instruments Incorporated				5,850,787
111,957	Xilinx, Inc.				2,658,979

	Total Semiconductors & Equipment				44,980,344

	Software – 6.2%

83,887	Activision Inc., (2)				2,290,954
179,126	Adobe Systems Incorporated, (2)				6,375,094
44,781	Akamai Technologies, Inc., (2)				1,261,033
71,486	Autodesk, Inc., (2)				2,250,379
1,342,153	Microsoft Corporation				38,090,302
39,361	NAVTEQ Corporation, (2)				2,676,548
682,715	Oracle Corporation, (2)				13,353,905
41,248	SAP AG, Sponsored ADR				2,044,663
88,739	VeriSign, Inc., (2)				2,949,684

	Total Software				71,292,562

	Specialty Retail – 1.5%

20,800	Abercrombie & Fitch Co., Class A				1,521,312
56,354	American Eagle Outfitters, Inc.				986,759
88,950	Best Buy Co., Inc.				3,687,867
69,800	CarMax, Inc., (2)				1,355,516
64,850	Gap, Inc.				1,276,248
183,609	Home Depot, Inc.				5,135,544
126,161	Limited Brands, Inc.				2,157,353
90,003	Lowe’s Companies, Inc.				2,064,669

	Total Specialty Retail				18,185,268

	Thrifts & Mortgage Finance – 0.8%

94,663	Countrywide Financial Corporation				520,647
62,906	Federal Home Loan Mortgage Corporation				1,592,780
74,366	Federal National Mortgage Association				1,957,313
156,136	IndyMac Bancorp, Inc.				774,435
186,849	New York Community Bancorp, Inc.				3,404,389
91,662	Washington Mutual, Inc.				944,119

	Total Thrifts & Mortgage Finance				9,193,683

	Tobacco – 1.8%

198,523	Altria Group, Inc.				4,407,211
42,914	Loews Corp – Carolina Group				3,113,411
198,523	Philip Morris International, (2)				10,041,293
45,154	Reynolds American Inc.				2,665,442

	Total Tobacco				20,227,357

	Wireless Telecommunication Services – 0.5%

83,549	China Mobile Hong Kong Limited, Sponsored ADR				6,267,010

	Total Common Stocks (cost $900,921,338)				1,105,651,763

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.3%

$84,064	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $84,067,023, collateralized by $76,990,000 U.S. Treasury Notes, 5.125%, due 6/30/11, value $85,747,613	1.100%	4/01/08		$84,064,454

	Total Short-Term Investments (cost $84,064,454)				84,064,454

	Total Investments (cost $984,985,792) – 103.1%				1,189,716,217

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written — (1.1)% (4)

(370)	Mini-NDX 100 Index	$(6,845,000)	4/19/08	$185.0	$(54,575)
(1,650)	Mini-NDX 100 Index	(31,350,000)	4/19/08	190.0	(78,375)
(320)	Mini-NDX 100 Index	(6,240,000)	4/19/08	195.0	(3,360)
(1,220)	Mini-NDX 100 Index	(21,960,000)	5/17/08	180.0	(747,250)
(1,585)	Mini-NDX 100 Index	(29,322,500)	5/17/08	185.0	(614,188)
(500)	Mini-NDX 100 Index	(9,500,000)	5/17/08	190.0	(110,000)
(1,693)	Mini-NDX 100 Index	(31,320,500)	6/21/08	185.0	(1,036,962)
(154)	NASDAQ 100 Index	(30,030,000)	4/19/08	1,950	(18,095)
(282)	NASDAQ 100 Index	(52,170,000)	4/19/08	1,850	(413,130)
(190)	NASDAQ 100 Index	(34,200,000)	5/17/08	1,800	(1,162,800)
(148)	NASDAQ 100 Index	(28,120,000)	6/21/08	1,900	(620,860)
(783)	S&P 500 Index	(107,662,500)	4/19/08	1,375	(579,420)
(1,504)	S&P 500 Index	(210,560,000)	4/19/08	1,400	(413,600)
(1,210)	S&P 500 Index	(163,350,000)	4/19/08	1,350	(1,899,700)
(1,179)	S&P 500 Index	(162,112,500)	5/17/08	1,375	(2,493,585)
(784)	S&P 500 Index	(109,760,000)	5/17/08	1,400	(1,015,280)
(744)	S&P 500 Index	(104,160,000)	6/21/08	1,400	(1,878,600)

(14,316)	Total Call Options Written (premiums received $29,206,276)	(1,138,663,000)			(13,139,780)

	Other Assets Less Liabilities – (2.0)%				(22,163,912)

	Net Assets – 100%				$1,154,412,525

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,179,674,924	$10,041,293	$-	$1,189,716,217
Call options written	(13,139,780)	-	-	(13,139,780)

Total	$1,166,535,144	$10,041,293	$-	$1,176,576,437

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $984,985,823.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$260,523,334
Depreciation	(55,792,940)

Net unrealized appreciation (depreciation) of investments	$204,730,394

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.